LIABILITIES ARISING FROM NON-PARTICIPATING INVESTMENT CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of investment contracts liabilities [Abstract]
Schedule of Liabilities Arising From Non-Participating Investment Contracts
The movement in liabilities arising from non-participating investment contracts may be analysed as follows:

	2020	2019
	£m	£m
At 1 January	37,459	13,853
Acquisition of business	—	20,981
New business	2,113	1,810
Changes in existing business	(1,120)	815
At 31 December	38,452	37,459